Fair Value - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ (90,509)	$ (12,400)	¥ (26,685)	¥ 118,325
Fair value of the Note	20,466		19,854
Fair value of the short-term and long-term deposits	5,433,966		5,248,881
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ 62,625		¥ 31,250